Debt Obligations, Net	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Debt Disclosure [Abstract]
Debt Obligations, Net
4.	Debt Obligations, Net

The table below summarizes outstanding debt obligations of the Company:

	March 31, 2021 (Unaudited)
	Current Maturity Date	Aggregate Facility Size	Outstanding Debt	Amount Available (1)	Net Carrying Value (2)	Interest Rate (3)
Revolving Credit Facility #1	2/28/2022	$105,000	$92,432	$10,841	$92,145	4.31%
Revolving Credit Facility #2	8/20/2021	22,000	20,981	1,019	20,953	4.31%
Term Loan	10/25/2029	250,000	250,000	—	246,659	7.60%

Total		$377,000	$363,413	$11,860	$359,757

(1)	Amount available is reduced by outstanding letters of credit.
(2)

The carrying values of the Revolving Credit Facility #1, Revolving Credit Facility #2, and Term Loan are presented net of capitalized and unamortized deferred financing costs of $287, $28, and $3.3 million, respectively.

(3)	Average interest rate noted above, excludes impact of deferred financing and unused commitment fees.

	December 31, 2020
	Current Maturity Date	Aggregate Facility Size	Outstanding Debt	Amount Available (1)	Net Carrying Value (2)	Interest Rate (3)
Revolving Credit Facility #1	2/28/2022	$105,000	$92,895	$10,377	$92,522	4.75%
Revolving Credit Facility #2	8/20/2021	22,000	17,365	4,635	17,303	4.49%
Term Loan	10/25/2029	250,000	250,000	—	246,561	7.86%

Total		$377,000	$360,260	$15,012	$356,386

(1)	Amount available is reduced by outstanding letters of credit.
(2)

The carrying values of the Revolving Credit Facility #1, Revolving Credit Facility #2, and Term Loan are presented net of capitalized and unamortized deferred financing costs of $373, $62, and $3.4 million, respectively.

(3)	Average interest rate noted above, excludes impact of deferred financing and unused commitment fees.

Deferred financing cost amortization expense for the three months ended March 31, 2021 and 2020 was $218 and $168, respectively.

Corporate Revolving Credit Facility

On April 15, 2021, a wholly-owned subsidiary of the Company, entered into a $150 million credit facility (“Corporate Revolving Credit Facility”). The maximum capacity under the Corporate Revolving Credit Facility may be increased to $200 million though our exercise of an uncommitted accordion feature through which existing and new lenders may, at their option, agree to provide additional financing.

Borrowings under the credit facility bear interest at a rate per annum equal to: (i) in the case of London Interbank Offered Rate (“LIBOR”) – based advances, LIBOR + 2.50%, or (ii) in the case of Alternate Base Rate (“ABR”) – based advances, ABR + 1.50% subject to an ABR floor of 1.00%. The ABR is determined as the greatest of: (a) Prime Rate, (b) NY Fed Bank Rate + 0.50%, and (c) LIBOR + 1.00%. The Company also pays a fee on the unused portion of the credit facility in the amount of: (i) 0.25% per annum to the extent utilization is greater than 50%, and (ii) 0.375% per annum to the extent utilization is less than 50%.

Borrowings under the credit facility are secured by a continuing interest in certain management fees, incentive fees and other fees or distributions.

Revolving Credit Facility #1

On February 22, 2017, Owl Rock entered into a $10 million credit facility (“Revolving Credit Facility #1”). On March 12, 2018, the credit facility was amended to, among other things: (i) increase facility size to $36.5 million, (ii) extend the maturity date to February 28, 2022, (iii) reduce the LIBOR — based rate from LIBOR + 3.25% to LIBOR + 3.05% and prime rate — based rate from prime rate + 0.50% to prime rate + 0.25%, and (iv) added a letter of credit sublimit of $5 million. On December 13, 2018, the credit facility was increased to $50 million. On February 20, 2020, the credit facility was increased to $80 million. On October 30, 2020, the credit facility was increased to $105 million. In April 2021, the Company terminated Revolving Credit Facility #1.

Borrowings under the credit facility bear interest at a rate per annum equal to: (i) in the case of LIBOR — based advance, the greater of LIBOR + 3.05 % and 4.25%, or (ii) in the case of prime rate — based advance, the greater of prime rate, as published by the lending bank, + 0.25 % and 4.25%. The Company also pays fees of 0.5% and 2.0% per annum on the unused portion of the credit facility and outstanding letters of credit, respectively.

Borrowings under the credit facility are secured by a continuing interest in management fees, incentive fees and other fees or distributions.

Revolving Credit Facility #2

On February 22, 2019, Owl Rock entered into a $10 million credit facility (“Revolving Credit Facility #2”). On November 29, 2019, the credit facility was increased to $16 million. On September 14, 2020, the credit facility was increased to $22 million. In April 2021, the Company terminated Revolving Credit Facility #2.

Borrowings under the credit facility bear interest at a rate per annum equal to: (i) in the case of LIBOR – based advances, the greater of LIBOR + 3.05% and 4.25%, or (ii) in the case of the prime rate — based advances, the greater of the prime rate, as published by the lending bank, + 0.25% and 4.25%. The Company also pays a fee of 0.5% per annum on the unused portion of the credit facility.

Borrowings under the credit facility are secured by a continuing interest in management fees, incentive fees and other fees or distributions.

Term Loan

On October 25, 2019, Holdings entered into a $250 million term loan agreement (“Term Loan”). The Term Loan bears interest at a rate per annum equal to LIBOR + 6.00% and is subject to a LIBOR floor of 1.50%.

Borrowing under the Term Loan is secured by cash receipts and distributions from subsidiaries of Owl Rock.

4.	Debt Obligations, Net

The table below summarizes outstanding debt obligations of the Company:

	December 31, 2020
	Current Maturity Date	Aggregate Facility Size	Outstanding Debt	Amount Available (1)	Net Carrying Value (2)	Interest Rate (3)
Revolving Credit Facility #1	2/28/2022	$105,000	$92,895	$10,377	$92,522	4.75%
Revolving Credit Facility #2	8/20/2021	22,000	17,365	4,635	17,303	4.49%
Term Loan	10/25/2029	250,000	250,000	—	246,561	7.86%

Total		$377,000	$360,260	$15,012	$356,386

(1)	Amount available is reduced by outstanding letters of credit.
(2)

The carrying values of the Revolving Credit Facility #1, Revolving Credit Facility #2, and Term Loan are presented net of capitalized and unamortized deferred financing costs of $373, $62, and $3.4 million, respectively.

(3)	Average interest rate noted above, excludes impact of deferred financing and unused commitment fees.

	December 31, 2019
	Current Maturity Date	Aggregate Facility Size	Outstanding Debt	Amount Available (1)	Net Carrying Value (2)	Interest Rate (3)
Revolving Credit Facility #1	2/28/2022	$50,000	$28,190	$20,082	$28,101	6.22%
Revolving Credit Facility #2	8/20/2021	16,000	12,982	3,018	12,834	5.61%
Term Loan	10/25/2029	250,000	250,000	—	246,169	7.94%

Total		$316,000	$291,172	$23,100	$287,104

(1)	Amount available is reduced by outstanding letters of credit.
(2)

The carrying values of the Revolving Credit Facility #1, Revolving Credit Facility #2, and Term Loan are presented net of capitalized and unamortized deferred financing costs of $89, $148, and $3.8 million, respectively.

(3)	Average interest rate noted above, excludes impact of deferred financing and unused commitment fees.

Deferred financing cost amortization expense for the years ended December 31, 2020, 2019 and 2018 was $787, $225 and $397, respectively.

Revolving Credit Facility #1

On February 22, 2017, Owl Rock entered into a $10 million credit facility (“Revolving Credit Facility #1”). On March 12, 2018, the credit facility was amended to, among other things: (i) increase facility size to $36.5 million, (ii) extend the maturity date to February 28, 2022, (iii) reduce the London Interbank Offered Rate (“LIBOR”) – based rate from LIBOR + 3.25% to LIBOR + 3.05% and prime rate – based rate from prime rate + 0.50% to prime rate + 0.25%, and (iv) added a letter of credit sublimit of $5 million. On December 13, 2018, the credit facility was increased to $50 million. On February 20, 2020, the credit facility was increased to $80 million. On October 30, 2020, the credit facility was increased to $105 million.

Borrowings under the credit facility bear interest at a rate per annum equal to: (i) in the case of LIBOR – based advance, the greater of LIBOR + 3.05 % and 4.25%, or (ii) in the case of prime rate – based advance, the greater of prime rate, as published by the lending bank, + 0.25 % and 4.25%. The Company also pays fees of 0.5% and 2.0% per annum on the unused portion of the credit facility and outstanding letters of credit, respectively.

Borrowings under the credit facility are secured by a continuing interest in management fees, incentive fees and other fees or distributions.

Revolving Credit Facility #2

On February 22, 2019, Owl Rock entered into a $10 million credit facility (“Revolving Credit Facility #2”). On November 29, 2019, the credit facility was increased to $16 million. On September 14, 2020, the credit facility was increased to $22 million.

Borrowings under the credit facility bear interest at a rate per annum equal to: (i) in the case of LIBOR – based advances, the greater of LIBOR + 3.05% and 4.25%, or (ii) in the case of the prime rate – based advances, the greater of the prime rate, as published by the lending bank, + 0.25% and 4.25%. The Company also pays a fee of 0.5% per annum on the unused portion of the credit facility.

Borrowings under the credit facility are secured by a continuing interest in management fees, incentive fees and other fees or distributions.

Term Loan

On October 25, 2019, Holdings entered into a $250 million term loan agreement (“Term Loan”). The Term Loan bears interest at a rate per annum equal to LIBOR + 6.00% and is subject to a LIBOR floor of 1.50%.

Borrowing under the Term Loan is secured by cash receipts and distributions from subsidiaries of Owl Rock.